Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail) lb in Millions, $ in Millions		6 Months Ended
	Jun. 22, 2026 USD ($)	Jun. 30, 2025 USD ($) oz lb $ / oz	Jun. 30, 2025 USD ($) oz lb $ / oz	Jun. 30, 2025 USD ($) $ / oz oz lb	Jun. 30, 2025 USD ($) MillionTonnesPerAnnum oz lb $ / oz	Jun. 30, 2025 USD ($) yr oz lb $ / oz	Mar. 10, 2025 oz	Mar. 07, 2025 oz
Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after third step down		6.25%	6.25%	6.25%	6.25%	6.25%
Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after third step down		6.75%	6.75%	6.75%	6.75%	6.75%
Tranche One [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before first step down in entitlement percentage		43,300,000	43,300,000	43,300,000	43,300,000	43,300,000
Number of ounces to be produced and delivered before first step down		330,000	330,000	330,000	330,000	330,000
Tranche One [Member] | Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		6.875%	6.875%	6.875%	6.875%	6.875%
Tranche One [Member] | Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		7.375%	7.375%	7.375%	7.375%	7.375%
Tranche Two [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before second step down in entitlement percentage		7,960,000	7,960,000	7,960,000	7,960,000	7,960,000
Tranche Two [Member] | Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after first step down		5.625%	5.625%	5.625%	5.625%	5.625%
Tranche Two [Member] | Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after first step down		6.125%	6.125%	6.125%	6.125%	6.125%
Tranche Three [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered before third step down in entitlement percentage		35,340,000	35,340,000	35,340,000	35,340,000	35,340,000
Number of ounces to be delivered after step downs in entitlement percentage		86,600,000	86,600,000	86,600,000	86,600,000	86,600,000
Tranche Three [Member] | Bottom of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after second step down		5.00%	5.00%	5.00%	5.00%	5.00%
Tranche Three [Member] | Top of range [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased after second step down		5.50%	5.50%	5.50%	5.50%	5.50%
Gold interests [member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be delivered after step downs in entitlement percentage		660,000	660,000	660,000	660,000	660,000
Gold interests [member] | Tranche Two [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be produced and delivered after first step down		59,800	59,800	59,800	59,800	59,800
Gold interests [member] | Tranche Three [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Number of ounces to be produced and delivered after second step down		270,200	270,200	270,200	270,200	270,200
Gold [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | $ / oz				550
Initial term of contract		40 years
Percentage of production to be purchased		50.00%	50.00%	50.00%	50.00%	50.00%
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of silver production to be Converted to gold and purchased			25.00%
Gold to silver price ratio minimum limit for revisiting stated exchange rate		70	70	70	70	70
Exchange ratio to be fixed when price ratio reach minimum limit for six months		50	50	50	50	50
Exchange ratio to be fixed when price ratio reach maximum limit for six months		90	90	90	90	90
Gold to silver exchange ratio, description		fixed gold to silver exchange ratio was revised from 70:1 to 90:1.
Gold [member] | San Dimas [member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio		50	50	50	50	50
Gold [member] | San Dimas [member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver price ratio minimum limit for revisiting stated exchange ratio		90	90	90	90	90
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%	100.00%	100.00%	100.00%	100.00%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		22.00%	22.00%	22.00%	22.00%	22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%	25.00%	25.00%	25.00%	25.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction		16.67%	16.67%	16.67%	16.67%	16.67%
Cumulative silver equivalent ounces to be produced before reduction in stream percentage		90,000,000	90,000,000	90,000,000	90,000,000	90,000,000
Gold [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		10.50%	10.50%	10.50%	10.50%	10.50%
Percentage Of Production To Be Purchased After Stream Percentage Reduction		5.25%	5.25%	5.25%	5.25%	5.25%
Number of ounces to be delivered before first step down in entitlement percentage		310,000	310,000	310,000	310,000	310,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Gold [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		8.00%	8.00%	8.00%	8.00%	8.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction		4.00%	4.00%	4.00%	4.00%	4.00%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage		464,000	464,000	464,000	464,000	464,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			35.00%
Gold [member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%	100.00%	100.00%	100.00%	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction		67.00%	67.00%	67.00%	67.00%	67.00%
Number of ounces to be delivered before first step down in entitlement percentage		150,000	150,000	150,000	150,000	150,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Gold [member] | Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Additional percentage of production to be purchased under revised agreement		16.00%	16.00%	16.00%	16.00%	16.00%
Number of ounces to be delivered before first step down in entitlement percentage under original agreement		90,000	90,000	90,000	90,000	90,000
Percentage of production to be purchased after second step down		3.50%	3.50%	3.50%	3.50%	3.50%
Number of gold ounces to be delivered before second step down in entitlement percentage		140,000	140,000	140,000	140,000	140,000
Percentage of production to be acquired under original agreement		6.00%	6.00%	6.00%	6.00%	6.00%
Percentage Of Production To Be Acquired After First Step Down		4.00%	4.00%	4.00%	4.00%	4.00%
Total percentage of production to be purchased under revised agreement		(22.00%)	(22.00%)	(22.00%)	(22.00%)	(22.00%)
Incremental number of ounces delivered under revised agreement		95,000	95,000	95,000	95,000	95,000
Number of ounces to be delivered before reverting to original agreement		95,000	95,000	95,000	95,000	95,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%
Gold [member] | Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Of Production To Be Purchased After Stream Percentage Reduction		33.00%	33.00%	33.00%	33.00%	33.00%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage		145,000	145,000	145,000	145,000	145,000
Gold [member] | Goose [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		2.78%	2.78%	2.78%	2.78%	2.78%
Percentage of production to be purchased after first step down		1.44%	1.44%	1.44%	1.44%	1.44%
Number of ounces to be delivered before second step down in entitlement percentage		134,000	134,000	134,000	134,000	134,000
Percentage of production to be purchased after second step down		1.00%	1.00%	1.00%	1.00%	1.00%
Number of ounces to be delivered before first step down in entitlement percentage		87,100	87,100	87,100	87,100	87,100
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Gold [member] | Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%	100.00%	100.00%	100.00%	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction		67.00%	67.00%	67.00%	67.00%	67.00%
Number of ounces to be delivered before first step down in entitlement percentage		285,000	285,000	285,000	285,000	285,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Gold [member] | Cangrejos [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		6.60%	6.60%	6.60%	6.60%	6.60%
Percentage Of Production To Be Purchased After Stream Percentage Reduction		4.40%	4.40%	4.40%	4.40%	4.40%
Number of ounces to be delivered before first step down in entitlement percentage		700,000	700,000	700,000	700,000	700,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Gold [member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		62.50%	62.50%	62.50%	62.50%	62.50%
Percentage of production to be purchased after first step down		50.00%	50.00%	50.00%	50.00%	50.00%
Percentage of production to be purchased after second step down		3.125%	3.125%	3.125%	3.125%	3.125%
Number of ounces to be delivered before first step down in entitlement percentage		218,750	218,750	218,750	218,750	218,750
Number of gold ounces to be delivered before second step down in entitlement percentage		428,300	428,300	428,300	428,300	428,300
Percentage of the spot price of metal		80.00%	80.00%	80.00%	80.00%	80.00%
Threshold limits for concentrator production | MillionTonnesPerAnnum					5.5
Gold [member] | Curraghinalt [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		3.05%	3.05%	3.05%	3.05%	3.05%
Percentage Of Production To Be Purchased After Stream Percentage Reduction		1.50%	1.50%	1.50%	1.50%	1.50%
Cumulative Gold Ounces To Be Delivered Before Reduction In Stream Percentage		125,000	125,000	125,000	125,000	125,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Gold [member] | Kone [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		19.50%	19.50%	19.50%	19.50%	19.50%
Percentage Of Production To Be Purchased After Stream Percentage Reduction		10.80%	10.80%	10.80%	10.80%	10.80%
Number of ounces to be delivered before first step down in entitlement percentage		400,000	400,000	400,000	400,000	400,000
Number of gold ounces to be delivered before second step down in entitlement percentage		130,000	130,000	130,000	130,000	130,000
Additional Percentage Of Production To Be Purchased After Stream Reduction		5.40%	5.40%	5.40%	5.40%	5.40%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%
Gold [member] | Kurmuk [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		6.70%	6.70%	6.70%	6.70%	6.70%
Percentage Of Production To Be Purchased After Stream Percentage Reduction		4.80%	4.80%	4.80%	4.80%	4.80%
Number of ounces to be delivered before first step down in entitlement percentage		220,000	220,000	220,000	220,000	220,000
Amount Of Debt Outstanding Ahead Of Stream | $		$ 150	$ 150	$ 150	$ 150	$ 150
Percentage of production to be purchased when debt ranks ahead of stream after threshold limit reached		5.25%	5.25%	5.25%	5.25%	5.25%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			15.00%
Percentage of production to be purchased when debt ranks ahead of stream		7.15%	7.15%	7.15%	7.15%	7.15%
Gold [member] | Tranche One [Member] | Kone [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			20.00%
First limit price before first mechanism to reduce production payment is activated | $ / oz		2,100	2,100	2,100	2,100	2,100
Per ounce cash payment reduction as percentage of the difference between twenty one hundred dollars less the per ounce price received related to metal delivered		25.00%	25.00%	25.00%	25.00%	25.00%
Second limit price before second mechanism to to reduce production payment is activated | $ / oz		1,800	1,800	1,800	1,800	1,800
Per ounce cash payment reduction as percentage of the difference between eighteen hundred dollars less the per ounce price received related to metal delivered		30.00%	30.00%	30.00%	30.00%	30.00%
Gold [member] | Tranche Two [Member] | Kone [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment addition as percentage of the difference between three thousand dollars less two thousand seven hundred dollars related To metal delivered		25.00%	25.00%	25.00%	25.00%	25.00%
First limit price before first mechanism to increase production payment is activated | $ / oz		2,700	2,700	2,700	2,700	2,700
Second limit price before second mechanism to increase production payment is activated | $ / oz		3,000	3,000	3,000	3,000	3,000
Per ounce cash payment addition as percentage of the difference between three thousand dollars less the per ounce price received related to metal delivered		30.00%	30.00%	30.00%	30.00%	30.00%
Silver [member] | Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term				9.9		40
Percentage of production to be purchased		100.00%	100.00%	100.00%	100.00%	100.00%
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate			15.00%
Percentage of production to be purchased		100.00%	100.00%	100.00%	100.00%	100.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			50.00%
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%	100.00%	100.00%	100.00%	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction		66.67%	66.67%	66.67%	66.67%	66.67%
Cumulative silver equivalent ounces to be produced before reduction in stream percentage		90,000,000	90,000,000	90,000,000	90,000,000	90,000,000
Silver [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%	100.00%	100.00%	100.00%	100.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction		50.00%	50.00%	50.00%	50.00%	50.00%
Number of ounces to be delivered before first step down in entitlement percentage		2,150,000	2,150,000	2,150,000	2,150,000	2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL		22.00%	22.00%	22.00%	22.00%	22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Silver [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%	50.00%	50.00%	50.00%	50.00%
Number of ounces to be delivered before first step down in entitlement percentage		10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Percentage of metal production at the mine which WPM is entitled to after step down		33.00%	33.00%	33.00%	33.00%	33.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			10.00%
Silver [member] | Blackwater [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%	50.00%	50.00%	50.00%	50.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction		33.00%	33.00%	33.00%	33.00%	33.00%
Cumulative silver ounces to be delivered before reduction in stream percentage		17,800,000	17,800,000	17,800,000	17,800,000	17,800,000	17,800,000	17,800,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		4.50%	4.50%	4.50%	4.50%	4.50%
Number of ounces to be delivered before first step down in entitlement percentage		375,000	375,000	375,000	375,000	375,000
Percentage of production to be purchased after first step down		2.25%	2.25%	2.25%	2.25%	2.25%
Number of ounces to be delivered before second step down in entitlement percentage		550,000	550,000	550,000	550,000	550,000
Percentage of production to be purchased after second step down		1.00%	1.00%	1.00%	1.00%	1.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Palladium [member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		5.25%	5.25%	5.25%	5.25%	5.25%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			30.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		42.40%	42.40%	42.40%	42.40%	42.40%
Cobalt pounds to be delivered before entitlement step down takes effect | lb		31	31	31	31	31
Percentage of metal production at the mine which WPM is entitled to after step down		21.20%	21.20%	21.20%	21.20%	21.20%
Gold And Silver [Member] | Kudz Ze Kayah [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage Buy Back Options Of Minerals	50.00%
Period For Which Buy Back Options Of Mineral Streams Is Open	30 days
Repurchase Of Mineral Streams Value | $	$ 36
Platinum [Member] | Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		22.00%	22.00%	22.00%	22.00%	22.00%
Percentage Of Production To Be Purchased After Stream Percentage Reduction		15.00%	15.00%	15.00%	15.00%	15.00%
Number of ounces to be delivered before first step down in entitlement percentage		120,000	120,000	120,000	120,000	120,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%
Platinum [Member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		5.25%	5.25%	5.25%	5.25%	5.25%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			30.00%
Palladium and platinum [Member] | Platreef [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		0.10%	0.10%	0.10%	0.10%	0.10%
Percentage of production to be purchased after second step down		0.10%	0.10%	0.10%	0.10%	0.10%
Spot Price Increased After Payment		80.00%	80.00%	80.00%	80.00%	80.00%
Number of palladium and platinum ounces to be delivered before first step down in entitlement percentage		350,000	350,000	350,000	350,000	350,000
Number of palladium and platinum ounces to be delivered after second step down in entitlement percentage		485,115	485,115	485,115	485,115	485,115
Threshold limits for concentrator production | MillionTonnesPerAnnum					5.5